UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08886

                Scudder Flag Investors Equity Partners Fund, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of August 31, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder Flag Investors Equity Partners Fund

                                                           Shares      Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Common Stocks 91.2%
--------------------------------------------------------------------------------

Consumer Discretionary 10.7%

Auto Components 0.8%
BorgWarner, Inc.                                             44,000    2,572,240

Household Durables 1.3%
Blyth, Inc. (a)                                             179,300    4,455,605

Media 6.5%
Clear Channel Communications, Inc.                          211,600    7,046,280
Comcast Corp. "A"*                                          103,100    3,170,325
Dex Media, Inc.                                             150,000    3,825,000
Gannett Co., Inc.                                            46,700    3,396,024
LodgeNet Entertainment Corp.* (a)                           102,503    1,547,795
Time Warner, Inc.*                                          205,000    3,673,600
                                                                      ----------
                                                                      22,659,024

Specialty Retail 2.1%
TJX Companies, Inc.                                         353,800    7,397,958

Consumer Staples 4.0%

Food & Staples Retailing 2.3%
BJ's Wholesale Club, Inc.*                                   51,100    1,458,905
Costco Wholesale Corp.                                      150,000    6,516,000
                                                                      ----------
                                                                       7,974,905

Tobacco 1.7%
Altria Group, Inc.                                           81,200    5,740,840

Energy 3.3%

Oil, Gas and Consumable Fuels
Kinder Morgan Management LLC*                               241,559   11,493,393
Kinder Morgan, Inc.                                             202       19,285
                                                                      ----------
                                                                      11,512,678

Financials 31.1%

Banks 3.1%
Fifth Third Bancorp                                          65,600    2,716,496
Wells Fargo & Co.                                           135,600    8,084,472
                                                                      ----------
                                                                      10,800,968

Consumer Finance 4.9%
AmeriCredit Corp.*                                          463,800   11,567,172
Capital One Financial Corp.                                  65,400    5,378,496
                                                                      ----------
                                                                      16,945,668

Diversified Financial Services 6.3%
Citigroup, Inc.                                             272,372   11,921,722
Freddie Mac                                                 167,000   10,083,460
                                                                      ----------
                                                                      22,005,182

Insurance 11.5%
Berkshire Hathaway, Inc. "B"*                                 4,700   13,047,200
Hilb, Rogal & Hobbs Co. (a)                                  59,000    2,077,980
Montpelier Re Holdings Ltd.                                  17,000      555,900
Prudential Financial, Inc.                                  227,000   14,611,990
Quanta Capital Holdings Ltd.*                               250,000    1,577,500
XL Capital Ltd. "A" (a)                                     116,108    8,069,506
                                                                      ----------
                                                                      39,940,076

Real Estate 5.3%
American Financial Realty Trust (REIT) (a)                  900,000   12,771,000
American Home Mortgage Investment Corp. (REIT) (a)           81,000    2,591,190
Capital Lease Funding, Inc. (REIT) (a)                       84,300      865,761
Saxon Capital, Inc. (REIT) (a)                              159,000    2,014,530
                                                                      ----------
                                                                      18,242,481

Health Care 9.6%

Health Care Providers & Services 9.5%
Cardinal Health, Inc.                                        55,000    3,278,550
Coventry Health Care, Inc.*                                  77,600    6,208,000
Laboratory Corp. of America Holdings*                        10,000      493,200
WellPoint, Inc.*                                            309,600   22,987,800
                                                                      ----------
                                                                      32,967,550

Pharmaceuticals 0.1%
Pfizer, Inc.                                                  8,000      203,760

Industrials 22.0%

Aerospace & Defense 1.7%
United Technologies Corp.                                   119,000    5,950,000

Airlines 0.7%
Southwest Airlines Co.                                      170,000    2,264,400

Building Products 4.7%
American Standard Companies, Inc.                           360,000   16,416,000

Commercial Services & Supplies 5.4%
Allied Waste Industries, Inc.* (a)                          661,000    5,274,780
Cendant Corp.                                               615,050   12,510,117
PHH Corp.* (a)                                               30,752      929,941
                                                                      ----------
                                                                      18,714,838

Industrial Conglomerates 2.6%
Tyco International Ltd.                                     317,800    8,844,374

Machinery 1.7%
SPX Corp.                                                   131,700    5,997,618

Marine 0.2%
Eagle Bulk Shipping, Inc.*                                   61,230      795,990

Road & Rail 5.0%
Canadian National Railway Co.                               264,000   17,497,920

Information Technology 6.5%

Computers & Peripherals 3.1%
Hewlett-Packard Co.                                         126,000    3,497,760
International Business Machines Corp.                        91,800    7,400,916
                                                                      ----------
                                                                      10,898,676

IT Consulting & Services 3.4%
First Data Corp.                                            281,579   11,699,608

Materials 3.3%

Metals & Mining 2.5%
CONSOL Energy, Inc.                                         125,000    8,712,500

Paper & Forest Products 0.8%
International Paper Co.                                      94,000    2,899,900

Telecommunication Services 0.7%

Diversified Telecommunication Services
Iowa Telecommunications Services, Inc. (a)                  137,100    2,551,431
--------------------------------------------------------------------------------
Total Common Stocks (Cost $185,883,226)                              316,662,190

--------------------------------------------------------------------------------
    Securities Lending Collateral 4.1%
--------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.61%  (b) (c)
  (Cost $14,177,994)                                      14,177,994  14,177,994

--------------------------------------------------------------------------------
    Cash Equivalents 8.9%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.54%  (d)
  (Cost $30,968,632)                                      30,968,632  30,968,632

                                                            % of
                                                         Net Assets    Value ($)
                                               ---------------------------------
Total Investment Portfolio (Cost $ 231,029,852)             104.2   361,808,816
Other Assets and Liabilities, Net                            (4.2)  (14,437,501)
--------------------------------------------------------------------------------
Net Assets                                                  100.0   347,371,315

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $13,988,102 which is 4.0% of net assets.

(b) Represents collateral held in connection with securities lending.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Equity Partners Fund,
                                    Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Flag Investors Equity Partners Fund,
                                    Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005